Summary of Significant Accounting Policies - Pathfinder - Annual (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Line Items]
Basis of Presentation	The consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Basis of PresentationThe condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting.
Use of Estimates	Use of Estimates
The preparation of the consolidated financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to liability measured at fair value using the fair value option, and determination of the fair value of its digital assets pursuant to its principal market.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.
Use of Estimates
The preparation of the condensed consolidated financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to liability measured at fair value using the fair value option, and determination of the fair value of its digital assets pursuant to its principal market.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.

Segment Reporting	Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $152,717,402, primarily consisted of professional service fees, digital asset impairment, change in fair value of refundable investor advances, and other start-up costs. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the consolidated statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the consolidated financial statements. The measure of segment assets are the total assets as reported on the consolidated balance sheets.
Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $188,134,733, primarily consisted of professional service fees, digital asset impairment, and changes in fair value of refundable investor advances. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the consolidated statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the condensed consolidated financial statements. The measure of segment assets are the total assets as reported on the consolidated balance sheets.

Deferred Offering Costs	Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statement of operations.
Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statement of operations.

Income Tax	Income Tax
The Company is a U.S. C-Corporation and as such, is a regarded entity for U.S Federal and State taxation and subject to income taxes.
For purposes of these separately issued financial statements, the Company applies the separate return method, under which the Company’s current and deferred income taxes are determined as if the Company filed its income tax returns on a stand-alone basis in each applicable jurisdiction.
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”), for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date. We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If we determine that we would be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes. As of the date of the accompanying consolidated financial statements, the Company recorded a valuation allowance equal to 100% of the Company’s DTAs, as the Company concluded that the amounts are not realizable in the foreseeable future.
The Company records its income taxes receivable and payable based upon its estimated income tax position. Because the Company expects to be in a loss for the current year it has not recorded a current tax receivable or payable. We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority
Income Tax
The Company is a U.S. C-Corporation and as such, is a regarded entity for U.S Federal and State taxation and subject to income taxes.
For purposes of these separately issued financial statements, the Company applies the separate return method, under which the Company’s current and deferred income taxes are determined as if the Company filed its income tax returns on a stand-alone basis in each applicable jurisdiction.

General and Administrative Expenses	General and Administrative Expenses
General and administrative expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs.

Digital Assets
Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices from Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.
Upon consummation of the Proposed Business Combination, the Company will be related parties to Ripple and will no longer be wholly-owned subsidiaries of or controlled by Ripple. Management reassessed the applicability of ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60), and determined that the XRP holdings will not meet the scoping criteria of ASC 350-60-15-1f. As such, the XRP holdings are excluded from the scope of ASC 350-60 and will continue to be accounted for as indefinite-lived intangible assets, measured at historical cost less accumulated impairment.

Recently adopted accounting pronouncements and Recently issued accounting pronouncements not yet adopted
Recently adopted accounting pronouncements
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (“ASU 2023-07”) which expands disclosures about a public business entity’s reportable segments and provides for more detailed information about a reportable segment's expenses.
ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the consolidated financial statements. Early adoption is permitted. The Company adopted this standard at inception.
In December 2023, the FASB issued ASU 2023-08, Accounting for and Disclosure of Crypto Assets (Topic 350), which provides new guidance for the accounting and disclosure of certain crypto assets. ASU 2023-08 requires entities to measure in-scope digital assets at fair value, with changes in fair value recognized in net income each reporting period. The standard also requires enhanced disclosures, including information about significant holdings, contractual sale restrictions, and changes in such holdings during the reporting period.
ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. The Company adopted this standard at inception and noted no impact on its consolidated financial statements upon adoption.
Recently issued accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires entities to disclose, among others: (i) specific categories in the rate reconciliation table (ii) additional information for reconciling items that meet a quantitative threshold and (iii) the amount of income taxes paid on a disaggregated level. This ASU is required to be adopted on a prospective basis.
For public business entities, the amendments are effective for annual periods beginning after December 15, 2024 and after December 15, 2025, for all other entities, including interim periods. The Company is currently evaluating the impact of adopting ASU 2023-09 on its consolidated financial statement disclosures.
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public business entities to provide enhanced disclosures in the notes to the consolidated financial statements that disaggregate certain expense captions presented on the face of the income statement into specified natural expense categories, including purchases of inventory, employee compensation, depreciation, intangible asset amortization, and, for certain industries, depletion expenses. The new standard also requires a narrative disclosure of total selling expenses and a description of what is included in selling expenses.
ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statement disclosures.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies and improves the navigability of interim reporting guidance in ASC 270. The ASU specifies the form and content of interim financial statements and notes, incorporates a comprehensive list of interim disclosure requirements previously located throughout the Codification, and introduces a disclosure principle requiring entities to disclose events and changes since the end of the most recent annual reporting period that have a material effect on the entity. The amendments do not change the fundamental nature of interim reporting or materially expand or reduce existing interim disclosure requirements. The ASU is effective for interim reporting periods in fiscal years beginning after December 15, 2027, for public business entities and after December 15, 2028, for all other entities. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its interim consolidated financial statement disclosures.
Recently adopted accounting pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires entities to disclose, among others: (i) specific categories in the rate reconciliation table (ii) additional information for reconciling items that meet a quantitative threshold and (iii) the amount of income taxes paid on a disaggregated level. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.
For public business entities, the amendments are effective for annual periods beginning after December 15, 2024 and after December 15, 2025, for all other entities. We adopted this guidance effective January 1, 2026. Related to this amended disclosure guidance, we will reflect the additional information in our fiscal 2026 annual financial statements.
Recently issued accounting pronouncements not yet adopted
No accounting pronouncements not yet adopted, other than those disclosed elsewhere in this prospectus, are expected to have a material impact on the condensed consolidated financial statements.

Pathfinder
Accounting Policies [Line Items]
Basis of Presentation	Basis of Presentation
The financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).
The statement of operations for the period from inception to December 31, 2025 reflects all expenses and activities directly attributable to the Company.
Basis of Presentation
The condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting.
The statement of operations for the six months ended June 30, 2026 reflects all expenses and activities directly attributable to the Company.
In the opinion of management, the condensed financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented.

Use of Estimates	Use of Estimates
The preparation of the financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to derivatives.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.
Use of Estimates
The preparation of the condensed financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the condensed financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to derivatives.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.

Segment Reporting	Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $907,308, primarily consisted of consulting and accounting fees. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the financial statements. The measure of segment assets are the total assets as reported on the balance sheets.
Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $2,218,198, primarily consisted of consulting and accounting fees. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the condensed financial statements. The measure of segment assets are the total assets as reported on the balance sheets.

Deferred Offering Costs	Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financing is consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the statement of operations.
Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financing is consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the statement of operations.

Income Tax	Income TaxThe Company is treated as a pass-through entity for income tax purposes. As such, the Company does not incur income taxes at the entity level. Instead, its taxable income or loss is included in the tax returns of its Parent. Accordingly, no provision for income taxes has been recorded in these financial statements. The Company evaluates uncertain tax positions in accordance with ASC 740, Income Taxes, and has determined that there are no material uncertain tax positions requiring recognition or disclosure.
General and Administrative Expenses	General and Administrative Expenses
General and administrative expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs.

Digital Assets	Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices on Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.
Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices on Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.

Derivative Instruments	Derivative Instruments
The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging. Derivative instruments are recognized as either assets or liabilities on the balance sheet at fair value on the date the derivative contract is entered into and are subsequently remeasured at fair value at each reporting date. Changes in the fair value of derivative instruments are recognized in earnings in the period in which they occur. No amount has been recorded as of December 31, 2025

Recently adopted accounting pronouncements and Recently issued accounting pronouncements not yet adopted
Recently adopted accounting pronouncements
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (“ASU 2023-07”) which expands disclosures about a public business entity’s reportable segments and provides for more detailed information about a reportable segment's expenses.
ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. Early adoption is permitted. The Company adopted this standard at inception.
In December 2023, the FASB issued ASU 2023-08, Accounting for and Disclosure of Crypto Assets (ASU 2023-08), which provides new guidance for the accounting and disclosure of certain crypto assets. ASU 2023-08 requires entities to measure in-scope digital assets at fair value, with changes in fair value recognized in net income each reporting period. The standard also requires enhanced disclosures, including information about significant holdings, contractual sale restrictions, and changes in such holdings during the reporting period.
ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company determined that its current digital asset holdings are out of scope of ASU 2023-08.
Recently issued accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public business entities to provide enhanced disclosures in the notes to the financial statements that disaggregate certain expense captions presented on the face of the income statement into specified natural expense categories, including purchases of inventory, employee compensation, depreciation, intangible asset amortization, and, for certain industries, depletion expenses. The new standard also requires a narrative disclosure of total selling expenses and a description of what is included in selling expenses.
ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on its financial statement disclosures.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies and improves the navigability of interim reporting guidance in ASC 270. The ASU specifies the form and content of interim financial statements and notes, incorporates a comprehensive list of interim disclosure requirements previously located throughout the Codification, and introduces a disclosure principle requiring entities to disclose events and changes since the end of the most recent annual reporting period that have a material effect on the entity. The amendments do not change the fundamental nature of interim reporting or materially expand or reduce existing interim disclosure requirements. The ASU is effective for interim reporting periods in fiscal years beginning after December 15, 2027, for public business entities and after December 15, 2028, for all other entities. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its interim financial statement disclosures.